SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2022
Operating segments [Abstract]
Segment Information	Segment Information
Barrick’s business is organized into eighteen minesites and one project. Barrick’s Chief Operating Decision Maker ("CODM") (Mark Bristow, President and Chief Executive Officer) reviews the operating results, assesses performance and makes capital allocation decisions at the minesite, and/or project level. Each individual minesite and the Pascua-Lama project are operating segments for financial reporting purposes. Our presentation of our reportable operating segments consists of nine gold mines (Carlin, Cortez, Turquoise Ridge, Pueblo Viejo, Loulo-Gounkoto, Kibali, Veladero, North Mara and Bulyanhulu). The remaining operating segments, including our remaining gold mines, copper mines and project, have been grouped into an “other” category and will not be reported on individually. Segment performance is evaluated based on a number of measures including operating income before tax, production levels and unit production costs. Certain costs are managed on a consolidated basis and are therefore not reflected in segment income.

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2022	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$748	$371	$80	$5	$3	$289
Cortez[2]	284	131	48	4	1	100
Turquoise Ridge[2]	232	117	44	4	—	67
Pueblo Viejo[2]	318	136	60	12	4	106
Loulo-Gounkoto[2]	331	129	64	1	5	132
Kibali	145	57	33	1	5	49
Veladero	119	55	31	1	(1)	33
North Mara[2]	149	60	23	1	(1)	66
Bulyanhulu[2]	118	57	14	—	5	42
Other Mines[2]	521	312	110	4	18	77
Reportable segment total	$2,965	$1,425	$507	$33	$39	$961
Share of equity investees	(145)	(57)	(33)	(1)	(5)	(49)
Segment total	$2,820	$1,368	$474	$32	$34	$912
Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2021	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$572	$267	$59	$7	($8)	$247
Cortez[2]	328	143	66	2	1	116
Turquoise Ridge[2]	235	98	48	—	—	89
Pueblo Viejo[2]	369	122	55	1	9	182
Loulo-Gounkoto[2]	329	110	69	5	6	139
Kibali	169	60	36	1	2	70
Veladero	91	40	20	—	2	29
North Mara[2]	144	65	12	—	1	66
Bulyanhulu[2]	82	38	13	—	1	30
Other Mines[2]	719	305	146	3	16	249
Reportable segment total	$3,038	$1,248	$524	$19	$30	$1,217
Share of equity investees	(169)	(60)	(36)	(1)	(2)	(70)
Segment total	$2,869	$1,188	$488	$18	$28	$1,147

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2022	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$1,455	$681	$149	$7	($18)	$636
Cortez[2]	648	283	110	6	1	248
Turquoise Ridge[2]	427	224	86	4	1	112
Pueblo Viejo[2]	656	265	118	14	5	254
Loulo-Gounkoto[2]	653	252	127	3	7	264
Kibali	282	112	61	4	15	90
Veladero	195	90	50	1	—	54
North Mara[2]	280	110	33	2	—	135
Bulyanhulu[2]	249	119	31	—	6	93
Other Mines[2]	1,125	620	223	7	35	240
Reportable segment total	$5,970	$2,756	$988	$48	$52	$2,126
Share of equity investees	(282)	(112)	(61)	(4)	(15)	(90)
Segment total	$5,688	$2,644	$927	$44	$37	$2,036
Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2021	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$1,235	$555	$127	$10	($9)	$552
Cortez[2]	620	286	130	5	2	197
Turquoise Ridge[2]	504	198	99	—	—	207
Pueblo Viejo[2]	789	252	116	2	10	409
Loulo-Gounkoto[2]	666	225	138	9	14	280
Kibali	323	120	68	1	1	133
Veladero	148	64	31	—	2	51
North Mara[2]	263	121	27	—	2	113
Bulyanhulu[2]	132	66	25	—	2	39
Other Mines[2]	1,406	604	288	6	31	477
Reportable segment total	$6,086	$2,491	$1,049	$33	$55	$2,458
Share of equity investees	(323)	(120)	(68)	(1)	(1)	(133)
Segment total	$5,763	$2,371	$981	$32	$54	$2,325
[1]Includes accretion expense, which is included within finance costs in the consolidated statement of income. For the three months ended June 30, 2022, accretion expense was $9 million (2021: $8 million) and for the six months ended June 30, 2022, accretion expense was $16 million (2021: $13 million).
[2]Includes non-controlling interest portion of revenues, cost of sales and segment income for the three months ended June 30, 2022 for Nevada Gold Mines $549 million, $354 million, $189 million (2021: $541 million, $314 million, $224 million), Pueblo Viejo $130 million, $78 million, $47 million (2021: $147 million, $70 million, $73 million), Loulo-Gounkoto $67 million, $39 million, $27 million (2021: $66 million, $36 million, $28 million), North Mara, Bulyanhulu and Buzwagi $43 million, $25 million, $17 million (2021: $42 million, $25 million, $18 million), and Tongon $9 million, $9 million, $(1) million (2021: $10 million, $8 million, $2 million) and for the six months ended June 30, 2022 for Nevada Gold Mines $1,105 million, $687 million, $417 million (2021: $1,098 million, $632 million, $460 million), Pueblo Viejo $265 million, $153 million, $106 million (2021: $321 million, $146 million, $171 million), Loulo-Gounkoto $131 million, $76 million, $54 million (2021: $133 million, $73 million, $56 million), North Mara, Bulyanhulu and Buzwagi $85 million, $47 million, $36 million (2021: $74 million, $48 million, $26 million) and Tongon $17 million, $18 million, $(2) million (2021: $20 million, $16 million, $3 million), respectively.

Reconciliation of Segment Income to Income Before Income Taxes

	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
Segment income	$912	$1,147	$2,036	$2,325
Other revenue	39	24	24	86
Other cost of sales/amortization	(8)	(28)	(18)	(64)
Exploration, evaluation and project expenses not attributable to segments	(68)	(59)	(123)	(106)
General and administrative expenses	(30)	(47)	(84)	(85)
Other income (loss) not attributable to segments	23	(4)	23	(3)
Impairment (charges) reversals	(3)	(2)	(5)	87
Loss on currency translation	(6)	(7)	(9)	(11)
Closed mine rehabilitation	128	(6)	125	(29)
Income from equity investees	89	104	188	207
Finance costs, net (includes non-segment accretion)	(80)	(83)	(161)	(165)
Gain (loss) on non-hedge derivatives	—	(2)	7	(1)
Income before income taxes	$996	$1,037	$2,003	$2,241
Capital Expenditures Information

	Segment capital expenditures[1]
	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
Carlin	$130	$141	$247	$233
Cortez	126	70	219	132
Turquoise Ridge	44	39	86	72
Pueblo Viejo	150	143	294	244
Loulo-Gounkoto	82	88	144	158
Kibali	21	20	38	31
Veladero	45	43	83	83
North Mara	35	19	57	37
Bulyanhulu	23	18	35	33
Other Mines	100	76	177	150
Reportable segment total	$756	$657	$1,380	$1,173
Other items not allocated to segments	29	35	63	59
Total	$785	$692	$1,443	$1,232
Share of equity investees	(21)	(20)	(38)	(31)
Total	$764	$672	$1,405	$1,201
[1]Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the Consolidated Statements of Cash Flow are presented on a cash basis. For the three months ended June 30, 2022, cash expenditures were $755 million (2021: $658 million) and the increase in accrued expenditures was $9 million (2021: $14 million increase). For the six months ended June 30, 2022, cash expenditures were $1,366 million (2021: $1,197 million) and the increase in accrued expenditures was $39 million (2021: $4 million increase).

Purchase Commitments
At June 30, 2022, we had purchase obligations for supplies and consumables of $1,817 million (December 31, 2021: $1,718 million).

Capital Commitments
In addition to entering into various operational commitments in the normal course of business, we had capital commitments of $570 million at June 30, 2022 (December 31, 2021: $443 million).